Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories	Inventories

	As at December 31,
U.S.$ millions	2024	2023
Crude oil	173	128
Materials and supplies	34	32
	207	160